Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Earnings per Share

	Six months ended June 30,
	2019	2018
Numerator:
Net income attributable to common shareholders	18,849	8,212
Undistributed income attributable to Series C participating preferred shares	(10,669)	—
Net income available to common shareholders, basic and diluted	8,180	8,212

Net income available to:
Class A, basic and diluted	8,180	8,212
Class B, basic and diluted	—	—

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	9,937,836	6,007,501
Weighted average number of RSUs without service conditions	—	33,291
Common share and common share equivalents, basic and diluted	9,937,836	6,040,792

Class B Common shares
Basic weighted average number of common shares outstanding	—	925,745
Common shares, basic and diluted	—	925,745

Basic and diluted common income per share:
Class A	0.82	1.36
Class B	—	—

Series C Preferred Shares-basic and diluted income per share:
Undistributed income attributable to Series C participating preferred shares	10,669	—
Basic and diluted weighted average number of Series C Preferred shares outstanding, as converted	12,955,187	—
Basic and diluted earnings per share	0.82	—